Property, Plant and Equipment, Net Property, Plant and Equipment, Net (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Net, Excluding Construction Work In Progress	$ 11,056	$ 9,913
Public Utilities, Property, Plant and Equipment, Net	11,723	10,519
Electricity Generation Plant, Non-Nuclear [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Change in Accounting Estimates, Impact on Period of Change		20
Change in Accounting Estimates, Impact on Future Periods		49
Service Life [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Change in Accounting Estimates, Impact on Period of Change	50
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Plant in Service, Excluding Construction Work In Progress	16,275	14,858
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation	(5,229)	(4,954)
Public Utilities, Property, Plant and Equipment, Net, Excluding Construction Work In Progress	11,046	9,904
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	667	606
Nonregulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Gross public utility property, plant and equipment in service	15	14
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation	(5)	(5)
Public Utilities, Property, Plant and Equipment, Net, Excluding Construction Work In Progress	$ 10	$ 9
Minimum [Member] | Nonregulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member] | Nonregulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	45 years	45 years
Electric Operations [Member] | Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing	$ 10,404	$ 9,351
Public Utilities, Property, Plant and Equipment, Transmission	1,305	1,142
Public Utilities, Property, Plant and Equipment, Distribution	$ 3,059	$ 2,933
Electric Operations [Member] | Minimum [Member] | Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Generation, Useful Life	20 years	20 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	52 years	52 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	20 years	20 years
Electric Operations [Member] | Maximum [Member] | Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Generation, Useful Life	100 years	100 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	70 years	70 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	70 years	70 years
Regulated Electric [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.00%	2.80%	3.30%
Natural Gas Processing Plant [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.90%	2.80%	2.80%
Natural Gas Processing Plant [Member] | Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Distribution	$ 1,507	$ 1,432
Natural Gas Processing Plant [Member] | Minimum [Member] | Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	28 years	28 years
Natural Gas Processing Plant [Member] | Maximum [Member] | Regulated Operation [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	70 years	70 years